Schedule of Future Minimum Lease Payments (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Future Minimum Lease Payments (Tables)
Schedule of Future Minimum Rental Payments for Operating Leases	The following table reflects the future minimum lease payments under the operating lease as of December 31, 2013.
Year	Lease Obligation

2014	$133,515
2015	143,475
2016	73,185
2017	55,935

$406,110